11. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES: Schedule of accounts payable and accrued costs (Tables)	24 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of accounts payable and accrued costs
	December 31, 2020	December 31, 2019
	$	$
Trade accounts payable	126,569	625,460
Accrued liabilities	26,000	27,000
	152,569	652,460